Asset Impairments, Loss on Sale of Vessels, Equipment and Other Operating Assets and Write-Down of Equity Investment - Asset Impairments (Details)		1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($) vessel	Aug. 31, 2017	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($) vessel	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($) vessel	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) vessel
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment charges			$ 243,659,000	$ 0	$ 245,159,000	$ 43,649,000
Vessels and equipment	$ 4,313,782,000		4,313,782,000		4,313,782,000		$ 9,138,886,000
Teekay Offshore
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment charges	$ 316,700,000					$ 43,700,000
Teekay Offshore | Offshore Logistics
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment charges				$ 43,700,000
Teekay Offshore | Impaired Asset | Offshore Logistics
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels | vessel				2		2		2
Vessels and equipment								$ 0
Petrojarl Foinaven and Banff FPSO
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment charges			$ 205,700,000		$ 205,700,000
Petrojarl Foinaven FPSO
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels | vessel	2		2		2
African Spirit | Teekay LNG
Impaired Long-Lived Assets Held and Used [Line Items]
Extension option period		1 year
Write down on sale of vessels			$ 12,500,000		$ 12,500,000
Teide Spirit and Toledo Spirit | Teekay LNG
Impaired Long-Lived Assets Held and Used [Line Items]
Write down on sale of vessels			$ 25,500,000		$ 25,500,000
Cancellation option period		13 years